Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

15. Subsequent events.

AGC Biologics S.p.A.

In July 2024:

-	the Company signed a purchase order with AGC, named ‘Bresso Preparatory Activities’, specifically for a one-time fee applicable to all ongoing activity programs and intended for the performance of the same manufacturing activities for €0.1 million;

-	the Company signed a purchase order with AGC, No.46, for a total amount of approximately €0.1 million for manufacturing activity;

-	the Company cancelled purchase orders with AGC, Nos. 44 and 45, and, as a consequence, the Company will incur a cancellation fee of approximately €112,000; and

-	on September 19, 2024, an Amendment to the Master Service Agreement was signed with AGC. The purpose of the amendment was to extend the term of the Master Service Agreement to June 30, 2025. The amendment was considered effective retroactive from March 5, 2024, the day on which the Master Service Agreement expired, to cover the preceding period during which the same MSA continued to be operating.

In September 2024:

-	the Company signed two purchase orders with AGC, GU_01 and GU_02, for approximately €159,000 total, for the manufacturing activity scheduled for November to be performed by AGC for the first two patients of the new TEM-GU study.

In October 2024:

-	the Company signed a purchase order with AGC, No.47, for a total amount of approximately €0.1 million for manufacturing activity.

Share-based compensation

In July 2024, the Board, as the administrator of the Equity Incentive Plan 2021-2025, awarded NSOs on 577,884 shares to the Company’s directors, officers, and employees. The director NSOs vest immediately with a 10-year term. The officer and employee NSOs have a 10-year term and vest monthly over three years, except that employees with less than one year of service have a one-year cliff vesting from the date of hire, and then monthly vesting thereafter. All options have an exercise price utilizing the stock price at the date of grant of $3.083 per share.

Status of proposed Renal Cell Cancer trials

In October 2024, the Company announced that the Agenzia Italiana del Farmaco approved a new Phase 1 clinical trial for metastatic Renal Cell Cancer. The Company expects to commence the trial in the fourth quarter of 2024.

In October 2024, the Company also entered into an agreement with OSR to conduct an open-label phase 1/2 clinical trial in Renal Cell Cancer. The study is designed to evaluate the safety, biological response, and efficacy of a single dose of Temferon (autologous hematopoietic stem and progenitor cells enriched with CD34+ and genetically modified with human Interferon-α2) in patients with metastatic renal carcinoma.